Supplement dated June 10, 2022 to the Natixis Funds Prospectus and Summary Prospectus, each dated February 1, 2022, as may be revised or supplemented from time to time, for the following fund:
LOOMIS SAYLES CORE PLUS BOND FUND
(the “Fund”)
Effective July 1, 2022, Loomis, Sayles & Company, L.P. and Natixis Advisors, LLC, the Fund’s advisory administrator, have given a binding contractual undertaking to the Fund to limit the amount of the Fund’s total annual fund operating expenses to 0.74%, 1.49%, 0.44%, 0.74% and 0.49% of the Fund’s average daily net assets for Class A, C, N, T and Y shares respectively, exclusive of brokerage expenses, interest expense, taxes, acquired fund fees and expenses, organizational and extraordinary expenses, such as litigation and indemnification expenses. This undertaking is in effect through January 31, 2024.
Accordingly, the Annual Fund Operating Expenses table and the Example table within the section “Fund Fees & Expenses” are amended and restated as follows with respect to the Fund:
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class C	Class N	Class T	Class Y
Management fees	0.32%	0.32%	0.32%	0.32%	0.32%
Distribution and/or service (12b‑1) fees	0.25%	1.00%	0.00%	0.25%	0.00%
Other expenses	0.14%	0.14%	0.06%	0.14%[1]	0.14%
Total annual fund operating expenses	0.71%	1.46%	0.38%	0.71%	0.46%
Fee waiver and/or expense reimbursement[2]	0.00%	0.00%	0.00%	0.00%	0.00%
Total annual fund operating expenses after fee waiver and/or expense reimbursement	0.71%	1.46%	0.38%	0.71%	0.46%

[1]	Other expenses for Class T shares are estimated for the current fiscal year.
[2]
Loomis, Sayles & Company, L.P. (“Loomis Sayles” or the “Adviser”) and Natixis Advisors, LLC, the Fund’s advisory administrator, have given a binding contractual undertaking to the Fund to limit the amount of the Fund’s total annual fund operating expenses to 0.74%, 1.49%, 0.44%, 0.74% and 0.49% of the Fund’s average daily net assets for Class A, C, N, T and Y shares, respectively, exclusive of acquired fund fees and expenses, brokerage expenses, interest expense, taxes, organizational and extraordinary expenses, such as litigation and indemnification expenses. This undertaking is in effect through January 31, 2024 and may be terminated before then only with the consent of the Fund’s Board of Trustees. The Adviser will be permitted to recover, on a class by class basis, management fees waived and/or expenses reimbursed to the extent that expenses in later periods fall below both (1) the class’ applicable expense limitation at the time such amounts were waived/reimbursed and (2) the class’ current applicable expense limitation. The Fund will not be obligated to repay any such waived/reimbursed fees and expenses more than one year after the end of the fiscal year in which the fees or expenses were waived/reimbursed.

Example
The example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods (except where indicated). The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The example for Class C shares for the ten‑year period reflects the conversion to Class A shares after eight years. The example does not take into account brokerage commissions and other fees to financial intermediaries that you may pay on your purchases and sales of shares of the Fund. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

If shares are redeemed:
	1 year	3 years	5 years	10 years
Class A	$494	$642	$803	$1,270
Class C	$249	$462	$797	$1,543
Class N	$39	$122	$213	$480
Class T	$321	$471	$635	$1,110
Class Y	$47	$148	$258	$579

If shares are not redeemed:
	1 year	3 years	5 years	10 years
Class C	$149	$462	$797	$1,543

Supplement dated June 10, 2022 to the Natixis Funds Statement of Additional Information, dated February 1, 2022, as may be revised or supplemented from time to time, for the following fund:
LOOMIS SAYLES CORE PLUS BOND FUND
(the “Fund”)
Effective July 1, 2022, Loomis, Sayles & Company, L.P. and Natixis Advisors, LLC, the Fund’s advisory administrator, have given a binding contractual undertaking to the Fund to limit the amount of the Fund’s total annual fund operating expenses (exclusive of acquired fund fees and expenses, brokerage expenses, interest expense, taxes, organizational and extraordinary expenses, such as litigation and indemnification expenses) to 0.74%, 1.49%, 0.44%, 0.74% and 0.49% of the Fund’s average daily net assets for Class A, C, N, T and Y shares respectively. This undertaking is in effect through January 31, 2024. Accordingly, the table regarding expense limits within the sub‑section “Advisory Fees” in the section “Fund Charges and Expenses” is amended with respect to the Fund as follows:

Fund	Expense Limit	Date of Undertaking
Core Plus Bond Fund
Class A	0.74%	July 1, 2022
Class C	1.49%	July 1, 2022
Class N	0.44%	July 1, 2022
Class T	0.74%	July 1, 2022
Class Y	0.49%	July 1, 2022

Supplement dated June 10, 2022 to the Natixis Funds Prospectus and Summary Prospectuses, each dated May 1, 2022, as may be revised or supplemented from time to time, for the following funds:
LOOMIS SAYLES INVESTMENT GRADE BOND FUND
(the “Fund”)
Effective July 1, 2022, Loomis, Sayles & Company, L.P. (“Loomis Sayles” or the “Adviser”) has given a binding contractual undertaking to the Fund to limit the amount of the Fund’s total annual fund operating expenses to 0.74%, 1.49%, 0.44%, 0.74%, 0.49% and 0.99% of the Fund’s average daily net assets for Class A, C, N, T, Y and Admin Class shares, respectively, exclusive of brokerage expenses, interest expense, taxes, acquired fund fees and expenses, organizational and extraordinary expenses, such as litigation and indemnification expenses. This undertaking is in effect through April 30, 2024.
Accordingly, the Annual Fund Operating Expenses table and the Example table within the section “Fund Fees & Expenses” are amended and restated as follows with respect to the Fund:
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class C	Class N	Class T	Class Y	Admin Class
Management fees	0.40%	0.40%	0.40%	0.40%	0.40%	0.40%
Distribution and/or service (12b‑1) fees	0.25%	1.00%	0.00%	0.25%	0.00%	0.25%
Other expenses	0.14%	0.14%	0.07%	0.14%[1]	0.14%	0.39%[2]
Total annual fund operating expenses	0.79%	1.54%	0.47%	0.79%	0.54%	1.04%
Fee waiver and/or expense reimbursement[3]	0.05%	0.05%	0.03%	0.05%	0.05%	0.05%
Total annual fund operating expenses after fee waiver and/or expense reimbursement	0.74%	1.49%	0.44%	0.74%	0.49%	0.99%

[1]	Other expenses for Class T shares are estimated for the current fiscal year.
[2]	Other expenses include an administrative service fee of 0.25% for Admin Class shares.
[3]
Loomis, Sayles & Company, L.P. (“Loomis Sayles” or the “Adviser”) has given a binding contractual undertaking to the Fund to limit the amount of the Fund’s total annual fund operating expenses to 0.74%, 1.49%, 0.44%, 0.74%, 0.49% and 0.99% of the Fund’s average daily net assets for Class A, C, N, T, Y and Admin Class shares, respectively, exclusive of brokerage expenses, interest expense, taxes, acquired fund fees and expenses, organizational and extraordinary expenses, such as litigation and indemnification expenses. This undertaking is in effect through April 30, 2024 and may be terminated before then only with the consent of the Fund’s Board of Trustees. The Adviser will be permitted to recover, on a class by class basis, management fees waived and/or expenses reimbursed to the extent that expenses in later periods fall below both (1) the class’ applicable expense limitation at the time such amounts were waived/reimbursed and (2) the class’ current applicable expense limitation. The Fund will not be obligated to repay any such waived/reimbursed fees and expenses more than one year after the end of the fiscal year in which the fees or expenses were waived/reimbursed.

Example
The example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods (except where indicated). The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same, except that the example is based on the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement assuming that such waivers and/or reimbursements will only be in place through the dates noted above and on the Total Annual Fund Operating Expenses for the remaining periods. The example for Class C shares for the ten‑year period reflects the conversion to Class A shares after eight years. The example does not take into account brokerage commissions and other fees to financial intermediaries that you may pay on your purchases and sales of shares of the Fund. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

If shares are redeemed:
	1 year	3 years	5 years	10 years
Class A	$497	$658	$836	$1,353
Class C	$252	$477	$831	$1,624
Class N	$45	$145	$257	$586
Class T	$324	$487	$669	$1,195
Class Y	$50	$164	$292	$668
Admin Class	$101	$322	$565	$1,262

If shares are not redeemed:
	1 year	3 years	5 years	10 years
Class C	$152	$477	$831	$1,624
LOOMIS SAYLES STRATEGIC INCOME FUND
(the “Fund”)
Effective July 1, 2022, Loomis, Sayles & Company, L.P. (“Loomis Sayles” or the “Adviser”) has given a binding contractual undertaking to the Fund to limit the amount of the Fund’s total annual fund operating expenses to 0.94%, 1.69%, 0.64%, 0.94%, 0.69% and 1.19% of the Fund’s average daily net assets for Class A, C, N, T, Y and Admin Class shares, respectively, exclusive of brokerage expenses, interest expense, taxes, acquired fund fees and expenses, organizational and extraordinary expenses, such as litigation and indemnification expenses. This undertaking is in effect through April 30, 2024.
Accordingly, the Annual Fund Operating Expenses table and the Example table within the section “Fund Fees & Expenses” are amended and restated as follows with respect to the Fund:
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class C	Class N	Class T	Class Y	Admin Class
Management fees	0.57%	0.57%	0.57%	0.57%	0.57%	0.57%
Distribution and/or service (12b‑1) fees	0.25%	1.00%	0.00%	0.25%	0.00%	0.25%

	Class A	Class C	Class N	Class T	Class Y	Admin Class
Other expenses[1]	0.15%	0.15%	0.08%	0.15%[2]	0.15%	0.40%[3]
Total annual fund operating expenses	0.97%	1.72%	0.65%	0.97%	0.72%	1.22%
Fee waiver and/or expense reimbursement[4]	0.03%	0.03%	0.01%	0.03%	0.03%	0.03%
Total annual fund operating expenses after fee waiver and/or expense reimbursement	0.94%	1.69%	0.64%	0.94%	0.69%	1.19%

[1]	Other expenses include acquired fund fees and expenses of less than 0.01%.
[2]	Other expenses for Class T shares are estimated for the current fiscal year.
[3]	Other expenses include an administrative services fee of 0.25% for Admin Class shares.
[4]
Loomis, Sayles & Company, L.P. (“Loomis Sayles” or the “Adviser”) has given a binding contractual undertaking to the Fund to limit the amount of the Fund’s total annual fund operating expenses to 0.94%, 1.69%, 0.64%, 0.94%, 0.69% and 1.19% of the Fund’s average daily net assets for Class A, C, N, T, Y and Admin Class shares, respectively, exclusive of brokerage expenses, interest expense, taxes, acquired fund fees and expenses, organizational and extraordinary expenses, such as litigation and indemnification expenses. This undertaking is in effect through April 30, 2024 and may be terminated before then only with the consent of the Fund’s Board of Trustees. The Adviser will be permitted to recover, on a class by class basis, management fees waived and/or expenses reimbursed to the extent that expenses in later periods fall below both (1) the class’ applicable expense limitation at the time such amounts were waived/reimbursed and (2) the class’ current applicable expense limitation. The Fund will not be obligated to repay any such waived/reimbursed fees and expenses more than one year after the end of the fiscal year in which the fees or expenses were waived/reimbursed.

Example
The example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods (except where indicated). The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same, except that the example is based on the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement assuming that such waivers and/or reimbursements will only be in place through the dates noted above and on the Total Annual Fund Operating Expenses for the remaining periods. The example for Class C shares for the ten‑year period reflects the conversion to Class A shares after eight years. The example does not take into account brokerage commissions and other fees to financial intermediaries that you may pay on your purchases and sales of shares of the Fund. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

If shares are redeemed:
	1 year	3 years	5 years	10 years
Class A	$517	$715	$933	$1,559
Class C	$272	$536	$928	$1,827
Class N	$65	$206	$360	$809
Class T	$344	$546	$768	$1,405
Class Y	$70	$225	$395	$889
Admin Class	$121	$382	$665	$1,472

If shares are not redeemed:
	1 year	3 years	5 years	10 years
Class C	$172	$536	$928	$1,827
NATIXIS U.S. EQUITY OPPORTUNITIES FUND
(the “Fund”)
Effective July 1, 2022, the Fund’s Board of Trustees approved a proposal to reduce the Fund’s management fee rate on assets from 0.75% to 0.70%. Natixis Advisors, LLC (“Natixis Advisors”) has given a binding contractual undertaking to the Fund to limit the amount of the Fund’s total annual fund operating expenses to 1.15%, 1.90%, 0.85%, 1.15% and 0.90% of the Fund’s average daily net assets for Class A, C, N, T and Y shares, respectively, exclusive of brokerage expenses, interest expense, taxes, acquired fund fees and expenses, organizational and extraordinary expenses, such as litigation and indemnification expenses. This undertaking is in effect through April 30, 2024.
Accordingly, the Annual Fund Operating Expenses table and the Example table within the section “Fund Fees & Expenses” are amended and restated as follows with respect to the Fund:
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class C	Class N	Class T	Class Y
Management fees[1]	0.70%	0.70%	0.70%	0.70%	0.70%
Distribution and/or service (12b‑1) fees	0.25%	1.00%	0.00%	0.25%	0.00%
Other expenses	0.14%	0.14%	0.63%	0.14%[2]	0.14%
Total annual fund operating expenses	1.09%	1.84%	1.33%	1.09%	0.84%
Fee waiver and/or expense reimbursement[3,4]	0.00%	0.00%	0.55%	0.00%	0.00%
Total annual fund operating expenses after fee waiver and/or expense reimbursement	1.09%	1.84%	0.78%	1.09%	0.84%

[1]
The Fund’s operating expenses have been restated to reflect a reduction in management fees, effective as of July 1, 2022, as if such reduction had been in effect during the fiscal year ended December 31, 2021. The information has been restated to better reflect anticipated expenses of the Fund.

[2]	Other expenses for Class T are estimated for the current fiscal year.
[3]
Natixis Advisors, LLC (“Natixis Advisors”) has given a binding contractual undertaking to the Fund to limit the amount of the Fund’s total annual fund operating expenses to 1.15%, 1.90%, 0.85%, 1.15% and 0.90% of the Fund’s average daily net assets for Class A, C, N, T and Y shares, respectively, exclusive of brokerage expenses, interest expense, taxes, acquired fund fees and expenses, organizational and extraordinary expenses, such as litigation and indemnification expenses. This undertaking is in effect through April 30, 2024 and may be terminated before then only with the consent of the Fund’s Board of Trustees. Natixis Advisors will be permitted to recover, on a class by class basis, management fees waived and/or expenses reimbursed to the extent that expenses in later periods fall below both (1) the class’ applicable expense limitation at the time such amounts were waived/reimbursed and (2) the class’ current applicable expense limitation. The Fund will not be obligated to repay any such waived/reimbursed fees and expenses more than one year after the end of the fiscal year in which the fees or expenses were waived/reimbursed.

[4]
Natixis Advisors has given a binding contractual undertaking to the Fund to reimburse any and all transfer agency expenses for Class N shares. This undertaking is in effect through April 30, 2023 and may be terminated before then only with the consent of the Fund’s Board of Trustees.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods (except where indicated). The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same, except that the example for Class N shares is based on the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement assuming that such waiver and/or reimbursement will only be in place through the date noted above and on the Total Annual Fund Operating Expenses for the remaining periods. The example for Class C shares for the ten‑year period reflects the conversion to Class A shares after eight years. The example does not take into account brokerage commissions and other fees to financial intermediaries that you may pay on your purchases and sales of shares of the Fund. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

If shares are redeemed:
	1 year	3 years	5 years	10 years
Class A	$680	$902	$1,141	$1,827
Class C	$287	$579	$995	$1,962
Class N	$80	$319	$630	$1,511
Class T	$358	$588	$836	$1,545
Class Y	$86	$268	$466	$1,037

If shares are not redeemed:
	1 year	3 years	5 years	10 years
Class C	$187	$579	$995	$1,962
Supplement dated June 10, 2022 to the Natixis Funds Statement of Additional Information, dated May 1, 2022, as may be revised or supplemented from time to time, for the following funds:
Loomis Sayles Investment Grade Bond Fund
Loomis Sayles Strategic Income Fund
Natixis U.S. Equity Opportunities Fund
(each a “Fund”)
LOOMIS SAYLES INVESTMENT GRADE BOND FUND
Effective July 1, 2022, Loomis, Sayles & Company, L.P. (Loomis Sayles”) has given a binding contractual undertaking to the Fund to limit the amount of the Fund’s total annual fund operating expenses (exclusive of acquired fund fees and expenses, brokerage expenses, interest expense, taxes, organizational and extraordinary expenses, such as litigation and indemnification expenses) to 0.74%, 1.49%, 0.44%, 0.74%, 0.49% and 0.99% of the Fund’s average daily net assets for Class A, C, N, T, Y and Admin Class shares, respectively. This undertaking is in effect through April 30, 2024. Accordingly, the table regarding expense limits within the sub‑section “Advisory Fees” in the section “Fund Charges and Expenses” is amended with respect to the Fund as follows:

Fund	Expense Limit	Date of Undertaking
Investment Grade Bond Fund*
Class A	0.74%	July 1, 2022
Class C	1.49%	July 1, 2022
Class N	0.44%	July 1, 2022
Class T	0.74%	July 1, 2022
Class Y	0.49%	July 1, 2022
Admin Class	0.99%	July 1, 2022

*
Natixis Advisors will bear a portion of the waiver and/or expense reimbursement. The Natixis Advisors portion of the waiver and/or expense reimbursement will be equal to the ratio of the Natixis Advisors Support Services Fee divided by the management fee earned by Loomis Sayles.

LOOMIS SAYLES STRATEGIC INCOME FUND
Effective July 1, 2022, Loomis, Sayles & Company, L.P. (Loomis Sayles”) has given a binding contractual undertaking to the Fund to limit the amount of the Fund’s total annual fund operating expenses (exclusive of acquired fund fees and expenses, brokerage expenses, interest expense, taxes, organizational and extraordinary expenses, such as litigation and indemnification expenses) to 0.94%, 1.69%, 0.64%, 0.94%, 0.69% and 1.19% of the Fund’s average daily net assets for Class A, C, N, T, Y and Admin Class shares, respectively. This undertaking is in effect through April 30, 2024. Accordingly, the table regarding expense limits within the sub‑section “Advisory Fees” in the section “Fund Charges and Expenses” is amended with respect to the Fund as follows:

Fund	Expense Limit	Date of Undertaking
Strategic Income Fund*
Class A	0.94%	July 1, 2022
Class C	1.69%	July 1, 2022
Class N	0.64%	July 1, 2022
Class T	0.94%	July 1, 2022
Class Y	0.69%	July 1, 2022
Admin Class	1.19%	July 1, 2022

*
Natixis Advisors will bear a portion of the waiver and/or expense reimbursement. The Natixis Advisors portion of the waiver and/or expense reimbursement will be equal to the ratio of the Natixis Advisors Support Services Fee divided by the management fee earned by Loomis Sayles.

NATIXIS U.S. EQUITY OPPORTUNITES FUND
Effective July 1, 2022, the Funds’ Board of Trustees approved a proposal to reduce the Fund’s management fee rate on assets from 0.75% to 0.70%. The table regarding advisory fee rates within the sub‑section “Advisory Fees” in the section “Fund Charges and Expenses” is hereby restated as follows:

Fund	Date of Agreement	Advisory fee payable by Fund to Natixis Advisors (as a % of average daily net assets of the Fund)
U.S. Equity Opportunities Fund	10/30/00, as amended 7/1/22	0.70%
Effective July 1, 2022, Natixis Advisors, LLC (“Natixis”) has given a binding contractual undertaking to the Fund to limit the amount of the Fund’s total annual fund operating expenses (exclusive of acquired fund fees and expenses, brokerage expenses, interest expense, taxes, organizational and extraordinary expenses, such as litigation and indemnification expenses) to 1.15%, 1.90%, 0.85%, 1.15% and 0.90% of the Fund’s average daily net assets for Class A, C, N, T and Y shares, respectively. This undertaking is in effect through April 30, 2024. Accordingly, the table regarding expense limits within the sub‑section “Advisory Fees” in the section “Fund Charges and Expenses” is amended with respect to the Fund as follows:

Fund	Expense Limit	Date of Undertaking
Natixis U.S. Equity Opportunities Fund***
Class A	1.15%	July 1, 2022
Class C	1.90%	July 1, 2022
Class N	0.85%	July 1, 2022
Class T	1.15%	July 1, 2022
Class Y	0.90%	July 1, 2022

***	Natixis Advisors and each subadviser have agreed to bear the fee waiver and/or expense reimbursement jointly on a pro rata basis relative to their advisory and sub‑advisory fees, respectively.